Basis of Preparation (Details)			12 Months Ended
	Apr. 16, 2021	Apr. 07, 2021	Dec. 31, 2022
Greenstone
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary	60.00%	50.00%	60.00%